NASDAQ-100 Fund Expense Example - Investor Class and Class H [Member] - NASDAQ-100 Fund	Aug. 01, 2025 USD ($)
Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 127
Expense Example, with Redemption, 3 Years	416
Expense Example, with Redemption, 5 Years	725
Expense Example, with Redemption, 10 Years	1,605
Class H
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	493
Expense Example, with Redemption, 5 Years	857
Expense Example, with Redemption, 10 Years	$ 1,882